LONG-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 0	$ 2,118,147
Interest Payable	2,791,654	2,196,597	2,642,998
Interest Expense, Debt	1,998,311	1,777,882	2,540,421
Construction in Progress [Member]
Debt Instrument [Line Items]
Accumulated Capitalized Interest Costs	793,343	418,715	102,577
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.94%
Secured Long-term Debt, Noncurrent	37,985,788	40,399,057
USD-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	3.03%
Secured Long-term Debt, Noncurrent	5,103,368
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	180,755	5,305,234
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.35%
Number Of Installments On Repayable Of Long Term Bank Loans	19
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.33%
Number Of Installments On Repayable Of Long Term Bank Loans	11
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 3,464,826	$ 4,750,707
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	8.60%
Number Of Installments On Repayable Of Long Term Bank Loans	104
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.17%
Number Of Installments On Repayable Of Long Term Bank Loans	2